Performance Management	Apr. 30, 2026
Airbus SE ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Anheuser-Busch InBev SA/NV ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Argenx SE ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	he Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Arm Holdings PLC ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	(844) 954-5333
ASE Technologies Holding co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year
ASML Holding NV ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	(844) 954-5333
Banco Santander S.A. ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Barclays PLC ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Bayer AG ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Bayerische Motoren Werke AG ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
BP p.l.c. ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	(844) 954-5333
British American Tobacco p.l.c. ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Deutsche Telekom AG ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Diageo plc ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
GSK plc ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	(844) 954-5333
Haleon plc ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Heineken NV ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Hermes International SA ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Hitachi Ltd. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Honda Motor Co. LTd. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
HSBC Holdings plc ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Series changes in performance from year to year, and the table shows how the Series average annual returns for the time periods indicated as compared with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Series changes in performance from year to year, and the table shows how the Series average annual returns for the time periods indicated as compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 19.49% (quarter ended September 30, 2025) and the lowest quarterly return was 0.93% (quarter ended June 30, 2025).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(844) 954-5333
HSBC Holdings plc ADRhedged | HSBC Holdings plc ADRhedged Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.49%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	93.00%
Lowest Quarterly Return, Date	Jun. 30, 2025
ING Groep NV ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
L'Oreal SA ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Lloyds Banking Group plc ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Mitsubishi UFJ Financial Group, Inc. ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Mizuho Financial Group Inc. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
National Grid plc ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Nestle SA ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
NOVARTIS AG ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Novo Nordisk A/S (B Shares) ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(844) 954-5333
Rio Tinto plc ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Roche Holding AG ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
SANOFI ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
SAP SE ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(844) 954-5333
Shell plc ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Series changes in performance from year to year, and the table shows how the Series average annual returns for the time periods indicated as compared with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Series changes in performance from year to year, and the table shows how the Series average annual returns for the time periods indicated as compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 13.98% (quarter ended March 31, 2025) and the lowest quarterly return was -8.29% (quarter ended June 30, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(844) 954-5333
Shell plc ADRhedged | Shell plc ADRhedged Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.98%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.29%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Siemens AG ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Silicon Motion Technology Corp. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Softbank Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Sony Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
STMicroelectronics NV ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(844) 954-5333
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
TotalEnergies SE ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Toyota Motor Corporation ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.  Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Series by showing changes in the Series performance from year to year and by showing the Series average annual returns for certain time periods as compared to a broad measure of market performance.  Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.

Updated performance information for the Series, including its current net asset value per share, is available by calling toll-free at (844) 954-5333.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Series will perform in the future.
Performance One Year or Less [Text]	The Series does not have a full calendar year of performance history.
Performance Availability Phone [Text]	(844) 954-5333
Unilever PLC ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
United Microelectronics Corp. ADRhedged(TM)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.
Vodafone Group Plc ADRhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance One Year or Less [Text]	The Series has not yet commenced operations and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year.